Document and Entity Information	Oct. 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001692115
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 18, 2021
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37976
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false